Operating Segments - Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2022 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income		₩ 9,030,769		$ 6,251,614	₩ 8,886,336		₩ 8,742,540
Non-interest income(expense)		1,926,474			1,554,122		1,094,838
Impairment losses due to credit loss		(2,102,814)		(1,455,688)	(1,716,295)		(1,894,916)
General and administrative expense		(5,179,621)			(4,468,973)		(4,443,433)
Net operating income(expense)		3,674,808		2,543,911	4,255,190		3,499,029
Share of gain(loss) of associates		98,660		68,299	76,265		109,831
Other non-operating income (expense)		316,698		219,236	(108,608)		(91,407)
Non-operating income (expense)		415,358		287,535	(32,343)		18,424
Net income (expense) before tax		4,090,166		2,831,446	4,222,847		3,517,453
Tax expenses		(862,658)		(597,180)	(1,051,378)		(890,559)
Net income (loss)		3,227,508		$ 2,234,266	3,171,469		2,626,894
Total assets		601,457,286			525,753,320		498,004,936		$ 416,363,079
Investment in associate		2,080,008			1,748,810		1,795,370		1,439,900	₩ 1,305,636
Other assets		599,377,278			524,004,510		496,209,566
Total liabilities		563,598,038			489,858,051		464,607,446		$ 390,154,744
Operating segments [member]
Inter segment transaction [Line Items]
Net Interest income		7,852,233			7,716,633		7,742,125
Non-interest income(expense)		4,664,436			3,911,338		3,782,160
Impairment losses due to credit loss		(2,000,056)			(1,426,437)		(1,719,254)
General and administrative expense		(5,359,052)			(4,647,414)		(4,788,982)
Net operating income(expense)		5,157,561			5,554,120		5,016,049
Share of gain(loss) of associates		89,285			48,336		92,792
Other non-operating income (expense)		(391,880)			(93,104)		(84,543)
Non-operating income (expense)		(302,595)			(44,768)		8,249
Net income (expense) before tax		4,854,966			5,509,352		5,024,298
Tax expenses		(866,768)			(1,060,487)		(901,658)
Net income (loss)		3,988,198			4,448,865		4,122,640
Total assets		629,342,743			553,234,460		524,026,236
Investment in associate		27,065,329			25,578,428		24,951,502
Other assets		602,277,414			527,656,032		499,074,734
Total liabilities		565,457,743			492,779,272		466,638,682
Banking
Inter segment transaction [Line Items]
Net Interest income		6,807,324	[1]		6,542,449	[1]	6,535,929
Non-interest income(expense)		2,133,050	[1]		1,944,528	[1]	1,475,139
Impairment losses due to credit loss		(1,126,171)	[1]		(670,753)	[1]	(894,827)
General and administrative expense		(4,293,462)	[1]		(3,746,916)	[1]	(3,799,282)
Net operating income(expense)		3,520,741	[1]		4,069,308	[1]	3,316,959
Share of gain(loss) of associates		45,928	[1]		44,067	[1]	88,788
Other non-operating income (expense)		(207,481)	[1]		(104,388)	[1]	(76,312)
Non-operating income (expense)		(161,553)	[1]		(60,321)	[1]	12,476
Net income (expense) before tax		3,359,188	[1]		4,008,987	[1]	3,329,435
Tax expenses		(777,091)	[1]		(962,051)	[1]	(814,354)
Net income (loss)		2,582,097	[1]		3,046,936	[1]	2,515,081
Total assets		502,846,197	[1]		485,888,941	[1]	458,017,067
Investment in associate		1,095,521	[1]		1,067,880	[1]	1,029,697
Other assets		501,750,676	[1]		484,821,061	[1]	456,987,370
Total liabilities		473,158,744	[1]		456,944,053	[1]	431,313,615
Life insurance
Inter segment transaction [Line Items]
Net Interest income		(105,758)
Non-interest income(expense)		271,296
Impairment losses due to credit loss		(5,833)
General and administrative expense		(51,665)
Net operating income(expense)		108,040
Share of gain(loss) of associates		0
Other non-operating income (expense)		3,075
Non-operating income (expense)		3,075
Net income (expense) before tax		111,115
Tax expenses		(11,521)
Net income (loss)		99,594
Total assets		55,054,508
Investment in associate		0
Other assets		55,054,508
Total liabilities		52,279,416
Credit Card
Inter segment transaction [Line Items]
Net Interest income		756,173			706,130		667,053
Non-interest income(expense)		212,462			192,194		121,593
Impairment losses due to credit loss		(433,302)			(403,805)		(355,879)
General and administrative expense		(321,777)			(302,067)		(285,308)
Net operating income(expense)		213,556			192,452		147,459
Share of gain(loss) of associates		0			0		0
Other non-operating income (expense)		(18,316)			(4,053)		(4,163)
Non-operating income (expense)		(18,316)			(4,053)		(4,163)
Net income (expense) before tax		195,240			188,399		143,296
Tax expenses		(44,108)			(40,349)		(31,232)
Net income (loss)		151,132			148,050		112,064
Total assets		17,512,741			16,613,482		17,491,193
Investment in associate		0			0		0
Other assets		17,512,741			16,613,482		17,491,193
Total liabilities		14,620,417			13,828,816		14,830,408
Capital
Inter segment transaction [Line Items]
Net Interest income		210,502			231,596		324,013
Non-interest income(expense)		214,798			144,097		129,347
Impairment losses due to credit loss		(120,217)			(84,017)		(188,682)
General and administrative expense		(107,697)			(103,870)		(96,469)
Net operating income(expense)		197,386			187,806		168,209
Share of gain(loss) of associates		(373)			(1,262)		395
Other non-operating income (expense)		(2,282)			(2,579)		(2,106)
Non-operating income (expense)		(2,655)			(3,841)		(1,711)
Net income (expense) before tax		194,731			183,965		166,498
Tax expenses		(46,004)			(42,547)		(38,662)
Net income (loss)		148,727			141,418		127,836
Total assets		12,361,366			12,770,681		12,417,338
Investment in associate		31,002			32,207		34,613
Other assets		12,330,364			12,738,474		12,382,725
Total liabilities		10,523,678			11,045,686		10,796,683
Investment banking
Inter segment transaction [Line Items]
Net Interest income		120,077			106,558		100,041
Non-interest income(expense)		67,059			51,629		44,595
Impairment losses due to credit loss		(31,880)			(91,351)		(160,182)
General and administrative expense		(145,038)			(74,191)		(51,496)
Net operating income(expense)		10,218			(7,355)		(67,042)
Share of gain(loss) of associates		123			215		236
Other non-operating income (expense)		(50)			7,476		(990)
Non-operating income (expense)		73			7,691		(754)
Net income (expense) before tax		10,291			336		(67,796)
Tax expenses		17,153			2,216		14,423
Net income (loss)		27,444			2,552		(53,373)
Total assets		9,706,286			7,186,431		6,375,625
Investment in associate		4,369			3,297		4,783
Other assets		9,701,917			7,183,134		6,370,842
Total liabilities		8,504,657			6,041,109		5,273,890
Others
Inter segment transaction [Line Items]
Net Interest income		63,915	[2]		129,900	[3]	115,089	[4]
Non-interest income(expense)		1,765,771	[2]		1,578,890	[3]	2,011,486	[4]
Impairment losses due to credit loss		(282,653)	[2]		(176,511)	[3]	(119,684)	[4]
General and administrative expense		(439,413)	[2]		(420,370)	[3]	(556,427)	[4]
Net operating income(expense)		1,107,620	[2]		1,111,909	[3]	1,450,464	[4]
Share of gain(loss) of associates		43,607	[2]		5,316	[3]	3,373	[4]
Other non-operating income (expense)		(166,826)	[2]		10,440	[3]	(972)	[4]
Non-operating income (expense)		(123,219)	[2]		15,756	[3]	2,401	[4]
Net income (expense) before tax		984,401	[2]		1,127,665	[3]	1,452,865	[4]
Tax expenses		(5,197)	[2]		(17,756)	[3]	(31,833)	[4]
Net income (loss)		979,204	[2]		1,109,909	[3]	1,421,032	[4]
Total assets		31,861,645	[2]		30,774,925	[3]	29,725,013	[4]
Investment in associate		25,934,437	[2]		24,475,044	[3]	23,882,409	[4]
Other assets		5,927,208	[2]		6,299,881	[3]	5,842,604	[4]
Total liabilities		6,370,831	[2]		4,919,608	[3]	4,424,086	[4]
Other Adjustments
Inter segment transaction [Line Items]
Net Interest income	[5]	145,730			126,600		79,401
Non-interest income(expense)	[5]	5,905			70,545		14,475
Impairment losses due to credit loss	[5]	(4,692)			(13,884)		0
General and administrative expense	[5]	(601)			(1,104)		(823)
Net operating income(expense)	[5]	146,342			182,157		93,053
Share of gain(loss) of associates	[5]	1,686			(4)		(143)
Other non-operating income (expense)	[5]	1,888			8,535		3,153
Non-operating income (expense)	[5]	3,574			8,531		3,010
Net income (expense) before tax	[5]	149,916			190,688		96,063
Tax expenses	[5]	0			0		0
Net income (loss)	[5]	149,916			190,688		96,063
Total assets	[5]	3,922,774			3,565,728		2,846,897
Investment in associate	[5]	0			7,347		26,302
Other assets	[5]	3,922,774			3,558,381		2,820,595
Total liabilities	[5]	71,563			73,587		118,442
Internal Adjustments
Inter segment transaction [Line Items]
Net Interest income		1,030,834	[6]		1,042,561	[7]	917,949	[8]
Non-interest income(expense)		(935,248)	[6]		(769,593)	[7]	(740,918)	[8]
Impairment losses due to credit loss		(96,119)	[6]		(273,889)	[7]	(177,384)	[8]
General and administrative expense		0	[6]		0	[7]	0	[8]
Net operating income(expense)		(533)	[6]		(921)	[7]	(353)	[8]
Share of gain(loss) of associates		0	[6]		0	[7]	0	[8]
Other non-operating income (expense)		533	[6]		921	[7]	353	[8]
Non-operating income (expense)		533	[6]		921	[7]	353	[8]
Net income (expense) before tax		0	[6]		0	[7]	0	[8]
Tax expenses		0	[6]		0	[7]	0	[8]
Net income (loss)		0	[6]		0	[7]	0	[8]
Total assets		0	[6]		0	[7]	0	[8]
Investment in associate		0	[6]		0	[7]	0	[8]
Other assets		0	[6]		0	[7]	0	[8]
Total liabilities		0	[6]		0	[7]	0	[8]
Consolidated Adjustments
Inter segment transaction [Line Items]
Net Interest income		1,972	[9]		542	[10]	3,065	[11]
Non-interest income(expense)		(1,808,619)	[9]		(1,658,168)	[10]	(1,960,879)	[11]
Impairment losses due to credit loss		(1,947)	[9]		(2,085)	[10]	1,722	[11]
General and administrative expense		180,032	[9]		179,545	[10]	346,372	[11]
Net operating income(expense)		(1,628,562)	[9]		(1,480,166)	[10]	(1,609,720)	[11]
Share of gain(loss) of associates		7,689	[9]		27,933	[10]	17,182	[11]
Other non-operating income (expense)		706,157	[9]		(24,960)	[10]	(10,370)	[11]
Non-operating income (expense)		713,846	[9]		2,973	[10]	6,812	[11]
Net income (expense) before tax		(914,716)	[9]		(1,477,193)	[10]	(1,602,908)	[11]
Tax expenses		4,110	[9]		9,109	[10]	11,099	[11]
Net income (loss)		(910,606)	[9]		(1,468,084)	[10]	(1,591,809)	[11]
Total assets		(31,808,231)	[9]		(31,046,868)	[10]	(28,868,197)	[11]
Investment in associate		(24,985,321)	[9]		(23,836,965)	[10]	(23,182,434)	[11]
Other assets		(6,822,910)	[9]		(7,209,903)	[10]	(5,685,763)	[11]
Total liabilities		₩ (1,931,268)	[9]		₩ (2,994,808)	[10]	₩ (2,149,678)	[11]

[1]	The banking sector includes banks and their consolidated subsidiaries (such as overseas subsidiaries).
[2]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[3]	Other segments include Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[4]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.
[5]	Other adjustments include the funds subject to Group’s consolidation not included in the reporting segment.
[6]	Internal adjustments include the adjustment of deposit insurance premiums of 500,480 million Won and fund contribution fees of 528,863 million Won from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.
[7]	Internal adjustments include the adjustment of deposit insurance premiums of 509,832 million Won and fund contribution fees of 533,335 million Won from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.
[8]	Internal adjustments include the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[9]	Consolidation adjustments include the elimination of 133,276 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,448,486 million Won of dividends received by the holding company from its subsidiaries.
[10]	Consolidation adjustments include the elimination of 175,437 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,208,522 million Won of dividends received by the holding company from its subsidiaries.
[11]	Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.